Putnam Small Cap Growth Fund
The fund's portfolio
3/31/23 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value
Automobile components (0.6%)
Fox Factory Holding Corp.(NON)	44,788	$5,435,920

		5,435,920
Banks (1.4%)
Bancorp, Inc. (The)(NON)	459,563	12,798,830

		12,798,830
Beverages (0.9%)
Celsius Holdings, Inc.(NON)	89,000	8,271,660

		8,271,660
Biotechnology (4.6%)
Apellis Pharmaceuticals, Inc.(NON)	89,500	5,903,420
Ascendis Pharma A/S ADR (Denmark)(NON)	46,800	5,017,896
Cytokinetics, Inc.(NON)(S)	185,700	6,534,783
Halozyme Therapeutics, Inc.(NON)	267,200	10,204,368
Insmed, Inc.(NON)(S)	161,000	2,745,050
IVERIC bio, Inc.(NON)	181,500	4,415,895
Prothena Corp. PLC (Ireland)(NON)	47,200	2,287,784
Xenon Pharmaceuticals, Inc. (Canada)(NON)	142,700	5,107,233

		42,216,429
Building products (1.0%)
Simpson Manufacturing Co., Inc.	83,075	9,108,343

		9,108,343
Capital markets (1.3%)
Hamilton Lane, Inc. Class A	118,385	8,758,122
StepStone Group, Inc. Class A	134,007	3,252,350

		12,010,472
Chemicals (1.7%)
Livent Corp.(NON)(S)	167,828	3,645,224
Perimeter Solutions SA (Luxembourg)(NON)(S)	349,449	2,823,548
Valvoline, Inc.	249,600	8,721,024

		15,189,796
Commercial services and supplies (3.0%)
Casella Waste Systems, Inc. Class A(NON)	172,900	14,291,914
Clean Harbors, Inc.(NON)	39,800	5,673,888
Montrose Environmental Group, Inc.(NON)(S)	198,800	7,091,196

		27,056,998
Communications equipment (0.2%)
Clearfield, Inc.(NON)(S)	44,745	2,084,222

		2,084,222
Construction and engineering (6.0%)
Comfort Systems USA, Inc.	98,600	14,391,656
Dycom Industries, Inc.(NON)	42,400	3,970,760
EMCOR Group, Inc.	92,200	14,990,798
WillScot Mobile Mini Holdings Corp.(NON)	450,636	21,125,816

		54,479,030
Construction materials (1.0%)
Eagle Materials, Inc.	64,700	9,494,725

		9,494,725
Consumer staples distribution and retail (2.6%)
BJ's Wholesale Club Holdings, Inc.(NON)	132,100	10,048,847
Chefs' Warehouse, Inc. (The)(NON)	122,900	4,184,745
Performance Food Group Co.(NON)	150,900	9,105,306

		23,338,898
Diversified telecommunication services (1.7%)
Iridium Communications, Inc.	254,000	15,730,220

		15,730,220
Electrical equipment (0.3%)
Atkore, Inc.(NON)	22,600	3,174,848

		3,174,848
Electronic equipment, instruments, and components (2.1%)
Napco Security Technologies, Inc.(NON)(S)	156,942	5,897,880
Novanta, Inc.(NON)	82,505	13,125,720

		19,023,600
Energy equipment and services (2.1%)
ChampionX Corp.	472,600	12,821,638
Liberty Energy, Inc.	511,557	6,553,045

		19,374,683
Ground transportation (3.6%)
Saia, Inc.(NON)	34,761	9,457,773
TFI International, Inc. (Canada)	199,400	23,793,739

		33,251,512
Health care equipment and supplies (7.0%)
Axonics, Inc.(NON)	120,400	6,569,024
InMode, Ltd. (Israel)(NON)(S)	456,498	14,589,676
Lantheus Holdings, Inc.(NON)	271,400	22,406,784
Merit Medical Systems, Inc.(NON)	199,700	14,767,815
Treace Medical Concepts, Inc.(NON)	217,437	5,477,238

		63,810,537
Health care providers and services (2.9%)
Encompass Health Corp.	73,900	3,997,990
HealthEquity, Inc.(NON)	76,400	4,485,444
Option Care Health, Inc.(NON)	403,700	12,825,549
Progyny, Inc.(NON)	167,500	5,380,100

		26,689,083
Health care technology (1.0%)
Evolent Health, Inc. Class A(NON)	283,400	9,196,330

		9,196,330
Hotels, restaurants, and leisure (6.6%)
Brinker International, Inc.(NON)(S)	147,117	5,590,446
Churchill Downs, Inc.	71,200	18,301,960
Everi Holdings, Inc.(NON)	594,200	10,190,530
Planet Fitness, Inc. Class A(NON)	202,500	15,728,175
Texas Roadhouse, Inc.(S)	94,700	10,233,282

		60,044,393
Household durables (1.1%)
Century Communities, Inc.	46,400	2,965,888
Installed Building Products, Inc.	64,800	7,389,144

		10,355,032
Insurance (2.3%)
Kinsale Capital Group, Inc.	69,254	20,786,588

		20,786,588
Life sciences tools and services (1.7%)
Medpace Holdings, Inc.(NON)	84,200	15,833,810

		15,833,810
Machinery (3.4%)
Federal Signal Corp.	261,700	14,186,757
RBC Bearings, Inc.(NON)(S)	70,537	16,416,076

		30,602,833
Metals and mining (0.4%)
MP Materials Corp.(NON)	133,600	3,766,184

		3,766,184
Oil, gas, and consumable fuels (4.2%)
Chord Energy Corp.	69,800	9,395,080
Civitas Resources, Inc.	135,400	9,253,236
Denbury, Inc.(NON)	53,900	4,723,257
Magnolia Oil & Gas Corp. Class A(S)	383,700	8,395,356
Matador Resources Co.	136,600	6,508,990

		38,275,919
Personal care products (0.7%)
BellRing Brands, Inc.(NON)	183,000	6,222,000

		6,222,000
Pharmaceuticals (1.1%)
Axsome Therapeutics, Inc.(NON)	106,500	6,568,920
Harmony Biosciences Holdings, Inc.(NON)(S)	101,800	3,323,770

		9,892,690
Professional services (4.7%)
ICF International, Inc.	112,200	12,308,340
KBR, Inc.(S)	258,926	14,253,876
WNS Holdings, Ltd. ADR (India)(NON)	180,300	16,798,551

		43,360,767
Real estate management and development (1.7%)
Colliers International Group, Inc. (Canada)	148,580	15,680,330

		15,680,330
Retail REITs (0.3%)
Phillips Edison & Co., Inc.	73,700	2,404,094

		2,404,094
Semiconductors and semiconductor equipment (6.5%)
Axcelis Technologies, Inc.(NON)	118,300	15,763,475
Impinj, Inc.(NON)	24,600	3,333,792
Nova, Ltd. (Israel)(NON)	173,297	18,104,338
Onto Innovation, Inc.(NON)	158,800	13,955,344
Rambus, Inc.(NON)	154,900	7,940,174

		59,097,123
Software (11.6%)
Altair Engineering, Inc. Class A(NON)	96,100	6,929,771
Descartes Systems Group, Inc. (The) (Canada)(NON)	197,300	15,904,353
Manhattan Associates, Inc.(NON)	115,000	17,807,750
Progress Software Corp.	175,012	10,054,439
SPS Commerce, Inc.(NON)	95,500	14,544,650
Tenable Holdings, Inc.(NON)	324,700	15,426,497
Verra Mobility Corp.(NON)(S)	1,041,952	17,629,828
Vertex, Inc. Class A(NON)	353,905	7,322,294

		105,619,582
Specialty retail (4.5%)
Boot Barn Holdings, Inc.(NON)	214,528	16,441,426
Five Below, Inc.(NON)	86,393	17,794,366
Murphy USA, Inc.(S)	27,000	6,967,350

		41,203,142
Technology hardware, storage, and peripherals (0.3%)
Avid Technology, Inc.(NON)	93,600	2,993,328

		2,993,328
Textiles, apparel, and luxury goods (1.1%)
Crocs, Inc.(NON)	81,994	10,367,321

		10,367,321
Trading companies and distributors (1.8%)
Applied Industrial Technologies, Inc.	112,550	15,996,732

		15,996,732

Total common stocks (cost $710,493,816)		$904,238,004

SHORT-TERM INVESTMENTS (7.4%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.03%(AFF)	58,744,264	$58,744,264
Putnam Short Term Investment Fund Class P 4.88%(AFF)	9,138,867	9,138,867

Total short-term investments (cost $67,883,131)		$67,883,131
TOTAL INVESTMENTS

Total investments (cost $778,376,947)		$972,121,135

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2022 through March 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $913,338,988.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/23
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$98,744,337	$293,207,869	$333,207,942	$2,251,257	$58,744,264
	Putnam Short Term Investment Fund**	27,597,370	159,288,524	177,747,027	820,906	9,138,867

	Total Short-term investments	$126,341,707	$452,496,393	$510,954,969	$3,072,163	$67,883,131
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $58,744,264 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $58,314,611.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$15,730,220	$—	$—
Consumer discretionary	127,405,808	—	—
Consumer staples	37,832,558	—	—
Energy	57,650,602	—	—
Financials	45,595,890	—	—
Health care	167,638,879	—	—
Industrials	217,031,063	—	—
Information technology	188,817,855	—	—
Materials	28,450,705	—	—
Real estate	18,084,424	—	—

Total common stocks	904,238,004	—	—
Short-term investments	—	67,883,131	—

Totals by level	$904,238,004	$67,883,131	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com